UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21669

Cohen & Steers VIF Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

COHEN & STEERS VIF REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 101.8%
DIVERSIFIED 5.1%
Vornado Realty Trust	7,684	$840,245
HEALTH CARE 1.0%
Health Care Property Investors	1,500	49,755
Ventas	2,659	110,082
		159,837
HOTEL 10.1%
Host Hotels & Resorts	30,651	687,808
LaSalle Hotel Properties	2,300	96,784
Starwood Hotels & Resorts Worldwide	8,938	542,984
Strategic Hotels & Resorts	7,300	150,307
Sunstone Hotel Investors	6,856	175,788
		1,653,671
INDUSTRIAL 6.2%
AMB Property Corp.	2,466	147,492
ProLogis	13,041	865,270
		1,012,762
OFFICE 23.2%
Alexandria Real Estate Equities	1,200	115,512
BioMed Realty Trust	11,000	265,100
Boston Properties	8,919	926,684
Brookfield Properties Corp.	20,359	506,939
Douglas Emmett	7,700	190,421
Forest City Enterprises	3,800	209,608
Kilroy Realty Corp.	4,630	280,717
Mack-Cali Realty Corp.	3,303	135,753
Maguire Properties	7,000	180,810
SL Green Realty Corp.	8,429	984,255
		3,795,799
OFFICE/INDUSTRIAL 4.7%
EastGroup Properties	3,500	158,410

1

	Number
	of Shares	Value

Liberty Property Trust	10,200	$410,142
PS Business Parks	3,360	191,016
		759,568
RESIDENTIAL 19.1%
APARTMENT 18.8%
Apartment Investment & Management Co.	9,021	407,118
AvalonBay Communities	4,524	534,103
BRE Properties	9,663	540,452
Camden Property Trust	3,700	237,725
Equity Residential	19,306	817,802
Essex Property Trust	1,041	122,390
Home Properties	400	20,872
Post Properties	300	11,610
UDR	15,100	367,232
		3,059,304
MANUFACTURED HOME 0.3%
Equity Lifestyle Properties	986	51,075
TOTAL RESIDENTIAL		3,110,379

SELF STORAGE 6.9%
Extra Space Storage	7,200	110,808
Public Storage	12,061	948,598
U-Store-It Trust	4,800	63,360
		1,122,766
SHOPPING CENTER 25.1%
COMMUNITY CENTER 9.9%
Developers Diversified Realty Corp.	8,902	497,355
Equity One	4,500	122,400
Federal Realty Investment Trust	4,538	402,067
Inland Real Estate Corp.	1,700	26,333
Regency Centers Corp.	3,662	281,058
Weingarten Realty Investors	6,900	286,074
		1,615,287

2

		Number
		of Shares	Value

REGIONAL MALL 15.2%
General Growth Properties		12,508	$670,679
Macerich Co.		8,186	716,930
Simon Property Group		9,433	943,300
Taubman Centers		2,785	152,479
			2,483,388
TOTAL SHOPPING CENTER			4,098,675
SPECIALTY 0.4%
Plum Creek Timber Co.		1,500	67,140
TOTAL COMMON STOCK (Identified cost—$15,125,282)			16,620,842

		Principal
		Amount
COMMERCIAL PAPER 6.3%
San Paolo U.S. Finance Co., 4.15%, due 10/1/07 (Identified cost—$1,036,000)		$1,036,000	1,036,000
TOTAL INVESTMENTS (Identified cost—$16,161,282)	108.1%		17,656,842

LIABILITIES IN EXCESS OF OTHER ASSETS	(8.1)%		(1,327,030)

NET ASSETS (Equivalent to $14.70 per share based on 1,111,204 shares of common stock outstanding)	100.0%		$16,329,812

Note: Percentages indicated are based on the net assets of the fund.

3

Note 1.  Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of September 30, 2007, the federal tax cost and net unrealized appreciation were as follows:

Cost for federal income tax purposes	$16,161,282

Gross unrealized appreciation	$1,768,992
Gross unrealized depreciation	(273,432)
Net unrealized appreciation	$1,495,560

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS VIF REALTY FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 29, 2007